CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Nominal income | $	$ 37	$ 36
Shares issued on the partial conversion | shares	6,005,060
Shares issued on the payout settlement | shares	29,521
Surety bond | $			$ 2,000